Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 10, 2013	Dec. 09, 2013	Jun. 08, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common Stock Par Value		$ 0.01		$ 0.01	$ 0.01
Common Stock Authorized	2,500,000,000			2,500,000,000	0
Common Stock Issued	416,950,000	335,000,000	1,675,000,000		0
Common Stock Outstanding	416,950,000			335,000,000	0